                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21497

                       ALLIANCEBERNSTEIN CORPORATE SHARES
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: April 30, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Income Shares
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

                                              Principal
                                                Amount
                                                (000)         Value
                                              ---------   -------------
CORPORATES - INVESTMENT GRADE-85.3%
CORPORATES-85.3%
Financial Institutions-31.5%
Banking-10.7%
BAC Capital Trust XI
   6.625%, 5/23/36                               $  690   $     735,645
Bank of America Corp.
   4.375%, 12/01/10                                 725         702,183
Bank One Capital III
   8.75%, 9/01/30                                   570         738,134
CitiFinancial Credit Co.
   6.25%, 1/01/08                                   505         507,914
Citigroup Global Markets Holdings, Inc.
   6.50%, 2/15/08                                   510         515,582
Citigroup, Inc.
   3.50%, 2/01/08                                   100          98,222
FleetBoston Financial Corp.
   3.85%, 2/15/08                                   520         511,533
JP Morgan Chase Capital XVII
   5.85%, 8/01/35                                   790         757,806
Keybank National Association
   6.50%, 10/15/27                                  365         370,414
Popular North America, Inc.
   3.875%, 10/01/08                                 750         730,961
   4.25%, 4/01/08                                   585         575,410
RBS Capital Trust I
   4.709%, 12/29/49(a)                              790         746,652
RBS Capital Trust III
   5.512%, 9/29/49(a)                               750         736,107
The Bank of New York Co., Inc.
   3.90%, 9/01/07                                   515         511,029
UBS Preferred Funding Trust V
   6.243%, 5/12/49(a)                               555         569,875
Wachovia Corp.
   5.625%, 12/15/08                                 570         573,263
Washington Mutual Bank
   5.65%, 8/15/14                                   395         393,797
                                                          -------------
                                                              9,774,527
                                                          -------------

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

                                              Principal
                                                Amount
                                                (000)         Value
                                              ---------   -------------
Brokerage-6.7%
Lehman Brothers Holdings, Inc.
   8.80%, 3/01/15                               $   430   $     515,444
Merrill Lynch & Co., Inc.
   4.50%, 11/04/10                                  740         718,597
   4.79%, 8/04/10                                   760         747,297
Morgan Stanley
   5.05%, 1/21/11                                   745         736,988
   5.30%, 3/01/13                                   150         149,365
   6.75%, 4/15/11                                   685         720,526
   7.25%, 4/01/32                                   130         151,323
The Goldman Sachs Group, Inc.
   5.00%, 1/15/11                                   745         736,853
   5.125%, 1/15/15                                  145         140,419
   6.125%, 2/15/33                                  760         766,410
   6.345%, 2/15/34                                  760         758,518
                                                          -------------
                                                              6,141,740
                                                          -------------
Finance-8.1%
American Express Co.
   6.80%, 9/01/66(a)                                710         757,041
American General Finance Corp.
   4.625%, 9/01/10                                  760         738,551
Capital One Financial Corp.
   6.15%, 9/01/16                                   515         528,005
CIT Group, Inc.
   5.40%, 3/07/13                                   520         516,447
Countrywide Financial Corp.
   6.25%, 5/15/16                                   560         573,558
Countrywide Home Loans, Inc.
   4.00%, 3/22/11                                   765         725,248
HSBC Finance Capital Trust IX
   5.911%, 11/30/35(a)                              570         571,768
HSBC Finance Corp.
   6.75%, 5/15/11                                   685         721,512
   8.00%, 7/15/10                                   690         745,103
International Lease Finance Corp.
   4.875%, 9/01/10                                  750         736,541
iStar Financial, Inc.
   5.875%, 3/15/16                                  280         275,625
   5.95%, 10/15/13(b)                               535         534,218
                                                          -------------
                                                              7,423,617
                                                          -------------
Insurance-5.4%
ACE Capital Trust II
   9.70%, 4/01/30                                   435         587,677

                                       ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

                                              Principal
                                                Amount
                                                (000)         Value
                                              ---------   -------------
ACE INA Holdings, Inc.
   5.875%, 6/15/14                              $   480   $     486,584
Aon Corp.
   8.205%, 1/01/27                                  645         737,983
Assurant, Inc.
   5.625%, 2/15/14                                  110         109,006
Fund American Cos., Inc.
   5.875%, 5/15/13                                  735         726,453
Genworth Financial, Inc.
   6.15%, 11/15/66                                  535         532,843
Humana, Inc.
   6.45%, 6/01/16                                   200         204,757
Lincoln National Corp.
   7.00%, 5/17/66                                   700         740,305
Marsh & McLennan Cos., Inc.
   5.15%, 9/15/10                                   275         271,164
UnitedHealth Group, Inc.
   3.30%, 1/30/08                                   590         577,154
                                                          -------------
                                                              4,973,926
                                                          -------------
Real Estate Investment Trust-0.6%
Health Care REIT, Inc.
   6.20%, 6/01/16                                   545         545,450
                                                          -------------
                                                             28,859,260
                                                          -------------
Industrial-47.6%
Basic Industry-1.8%
E. I. du Pont de Nemours & Co.
   3.375%, 11/15/07                                 515         505,548
Lubrizol Corp.
   4.625%, 10/01/09                                 345         337,335
The Dow Chemical Co.
   5.00%, 11/15/07                                  400         398,240
Weyerhaeuser Co.
   8.50%, 1/15/25                                   360         405,531
                                                          -------------
                                                              1,646,654
                                                          -------------
Capital Goods-7.6%
Caterpillar Financial Services Corp.
   3.625%, 11/15/07                                 510         503,015
Caterpillar, Inc.
   7.375%, 3/01/97                                  445         512,528
CRH America, Inc.
   5.30%, 10/15/13                                  750         728,396
   6.95%, 3/15/12                                   710         748,572
Hanson Australia Funding
   5.25%, 3/15/13                                   535         520,433

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

                                              Principal
                                                Amount
                                                (000)         Value
                                              ---------   -------------
John Deere Capital Corp.
   3.90%, 1/15/08                               $   385   $     379,709
   4.375%, 3/14/08                                  375         370,457
Masco Corp.
   4.80%, 6/15/15                                   435         393,972
   5.875%, 7/15/12                                  460         461,594
   7.75%, 8/01/29                                   675         725,906
McDonnell Douglas Corp.
   9.75%, 4/01/12                                   485         578,860
Mohawk Industries, Inc.
   6.125%, 1/15/16                                  490         483,524
   7.20%, 4/15/12                                   550         569,213
                                                          -------------
                                                              6,976,179
                                                          -------------
Communications - Media-4.6%
Comcast Cable Communications Holdings, Inc.
   9.455%, 11/15/22                                 425         552,457
Comcast Cable Communications LLC
   8.875%, 5/01/17                                  165         200,534
Gannett Co., Inc.
   6.375%, 4/01/12                                  720         739,226
IAC/InterActiveCorp.
   7.00%, 1/15/13                                   385         398,926
News America Holdings, Inc.
   8.875%, 4/26/23                                  415         507,228
R. R. Donnelley & Sons Co.
   4.95%, 4/01/14                                   825         765,607
   5.50%, 5/15/15                                   210         198,751
Time Warner Entertainment Co. LP
   8.875%, 10/01/12                                 350         400,350
Turner Broadcasting System, Inc.
   8.375%, 7/01/13                                  350         396,740
                                                          -------------
                                                              4,159,819
                                                          -------------
Communications - Telecommunications-6.7%
Ameritech Capital Funding Corp.
   6.45%, 1/15/18                                   565         562,610
   6.55%, 1/15/28                                   760         743,047
BellSouth Capital Funding Corp.
   7.12%, 7/15/97                                   525         551,639
   7.875%, 2/15/30                                  115         133,365
BellSouth Telecommunications, Inc.
   7.00%, 12/01/95                                  170         171,814
CenturyTel, Inc.
   5.00%, 2/15/15                                   225         205,406
   7.875%, 8/15/12                                  485         525,390
Embarq Corp.

                                       ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

                                              Principal
                                                Amount
                                                (000)         Value
                                              ---------   -------------
   6.738%, 6/01/13                              $   705   $     722,770
   7.082%, 6/01/16                                  705         716,328
New Cingular Wireless Services, Inc.
   8.75%, 3/01/31                                   287         371,147
Nextel Communications, Inc.
   Series D
   7.375%, 8/01/15                                  735         753,268
Sprint Nextel Corp.
   6.00%, 12/01/16                                  145         140,967
Verizon New England, Inc.
   6.50%, 9/15/11                                   555         573,465
                                                          -------------
                                                              6,171,216
                                                          -------------
Consumer Cyclical - Automotive-0.6%
DaimlerChrysler NA Holding Corp.
   4.75%, 1/15/08                                   540         535,404
                                                          -------------
Consumer Cyclical - Other-4.0%
Centex Corp.
   7.50%, 1/15/12                                   705         752,112
D.R. Horton, Inc.
   6.50%, 4/15/16                                   735         741,483
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 11/15/15                                 560         578,922
   7.875%, 5/01/12                                  470         502,139
Toll Brothers Finance Corp.
   5.15%, 5/15/15                                   575         530,002
   6.875%, 11/15/12                                 560         574,391
                                                          -------------
                                                              3,679,049
                                                          -------------
Consumer Cyclical - Retailer-0.3%
Federated Department Stores, Inc.
   7.00%, 2/15/28                                   230         232,526
                                                          -------------
Consumer Non-Cyclical-17.3%
Abbott Laboratories
   4.35%, 3/15/14                                   795         744,865
Altria Group, Inc.
   7.75%, 1/15/27                                   620         746,924
AmerisourceBergen Corp.
   5.875%, 9/15/15                                  700         674,379
Archer-Daniels-Midland Co.
   8.375%, 4/15/17                                  605         727,706
Avon Products, Inc.
   7.15%, 11/15/09                                  350         365,439
Boston Scientific Corp.
   5.45%, 6/15/14                                   790         763,019
   5.50%, 11/15/15                                  730         733,827

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

                                              Principal
                                                Amount
                                                (000)         Value
                                              ---------   -------------
Bristol-Myers Squibb Co.
   6.875%, 8/01/97                              $   495   $     522,663
Bunge Limited Finance Corp.
   5.35%, 4/15/14                                   755         721,837
   5.875%, 5/15/13                                  735         726,454
ConAgra Foods, Inc.
   9.75%, 3/01/21                                   280         359,415
Fisher Scientific International, Inc.
   6.125%, 7/01/15                                1,080       1,073,168
Fortune Brands, Inc.
   5.125%, 1/15/11                                  760         744,205
H.J. Heinz Co.
   6.00%, 3/15/08-3/15/12                           380         381,163
Kraft Foods, Inc.
   5.625%, 11/01/11                                 555         558,956
   6.25%, 6/01/12                                   715         739,607
Merck & Co., Inc.
   4.375%, 2/15/13                                  785         746,051
   4.75%, 3/01/15                                   600         571,561
Safeway, Inc.
   7.25%, 2/01/31                                   530         566,530
Sara Lee Corp.
   3.875%, 6/15/13                                  165         146,236
Schering-Plough Corp.
   5.55%, 12/01/13                                  545         540,565
The Clorox Co.
   4.20%, 1/15/10                                   530         512,787
The Kroger Co.
   7.50%, 4/01/31                                   405         444,496
Tyson Foods, Inc.
   6.60%, 4/01/16                                   565         573,594
UST, Inc.
   6.625%, 7/15/12                                  545         570,858
Wyeth
   6.70%, 3/15/11                                   540         571,060
                                                          -------------
                                                             15,827,365
                                                          -------------
Energy-0.8%
Burlington Resources Finance Co.
   6.68%, 2/15/11                                   375         392,160
Premcor Refining Group, Inc.
   7.50%, 6/15/15                                   340         348,762
                                                          -------------
                                                                740,922
                                                          -------------

                                       ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

                                              Principal
                                                Amount
                                                (000)         Value
                                              ---------   -------------
Service-0.4%
The Western Union Co.
   5.93%, 10/01/16(b)                           $   380   $     375,573
                                                          -------------
Technology-2.2%
Electronic Data Systems Corp.
   6.00%, 8/01/13                                   745         744,992
International Business Machines Corp.
   7.125%, 12/01/96                                 445         502,996
Oracle Corp.
   5.00%, 1/15/11                                   745         735,812
                                                          -------------
                                                              1,983,800
                                                          -------------
Transportation - Airlines-1.2%
Southwest Airlines Co.
   5.25%, 10/01/14                                  550         527,426
   6.50%, 3/01/12                                   555         575,096
                                                          -------------
                                                              1,102,522
                                                          -------------
Transportation - Railroads-0.1%
BNSF Funding Trust I
   6.613%, 12/15/55                                 130         126,325
                                                          -------------
                                                             43,557,354
                                                          -------------
Utilities-6.2%
Electric-5.8%
CP & L, Inc.
   5.95%, 3/01/09                                   730         737,324
Dominion Resources, Inc.
   6.30%, 9/30/66(a)                                390         392,797
   7.50%, 6/30/66(a)                                670         722,687
Duke Capital
   6.25%, 2/15/13                                   290         294,571
   8.00%, 10/01/19                                  405         460,076
Exelon Corp.
   4.45%, 6/15/10                                   295         285,436
Midamerican Energy Co.
   4.65%, 10/01/14                                  575         542,216
Nisource Finance Corp.
   5.40%, 7/15/14                                   775         749,674
   6.15%, 3/01/13                                   130         132,144
The Detroit Edison Co.
   6.125%, 10/01/10                                 390         397,061
TXU Energy Co.
   7.00%, 3/15/13                                   550         575,630
                                                          -------------
                                                              5,289,616
                                                          -------------

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

                                              Principal
                                                Amount
                                                (000)         Value
                                              ---------   -------------
Natural Gas-0.4%
Enterprise Products Operating L.P.
   7.50%, 2/01/11                               $   335   $     356,610
                                                          -------------
                                                              5,646,226
                                                          -------------
Total Corporates - Investment Grade
   (cost $79,108,895)                                        78,062,840
                                                          -------------
U.S. TREASURIES-9.6%
United States Treasury Bonds
   4.50%, 2/15/36                                   760         710,363
   8.75%, 5/15/17                                 2,810       3,682,199
United States Treasury Notes
   4.875%, 5/31/08-5/31/11                        4,405       4,406,197
                                                          -------------
Total U.S. Treasuries
   (cost $8,836,607)                                          8,798,759
                                                          -------------
SHORT-TERM INVESTMENT-32.6%
Time Deposit-32.6%
State Street Euro Dollar
   4.60%, 2/01/07
   (cost $29,794,000)                            29,794      29,794,000
                                                          -------------
Total Investments - 127.5%
   (cost $117,739,502)                                      116,655,599
Other assets less liabilities - (27.5)%                     (25,151,924)
                                                          -------------
Net Assets - 100%                                         $  91,503,675
                                                          -------------

(a)  Variable rate coupon, rate shown as of January 31, 2007.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate market value of these securities amounted to $909,791 or 1.0% of net assets.

                                       ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: March 26, 2007

                                                               Exhibit 3 (a) (1)

                                 CERTIFICATIONS

     I, Marc O. Mayer, certify that:

     1. I have reviewed this report on Form N-Q of AllianceBernstein Corporate Shares;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Marc O. Mayer
-----------------------------------------
Marc O. Mayer
President

Date: March 26, 2007

                                                               Exhibit 3 (a) (2)

                                 CERTIFICATIONS

     I, Joseph J. Mantineo, certify that:

     1. I have reviewed this report on Form N-Q of AllianceBernstein Corporate Shares;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Joseph J. Mantineo
-----------------------------------------
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2007